Employee benefits - History of Experience Adjustments From Inception (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Recognized liability for net employee benefit obligations	€ 152.1	€ 158.3	€ 132.1
Defined benefit retirement plans
Disclosure of net defined benefit liability (asset) [line items]
Recognized liability for net employee benefit obligations	145.6	151.9	125.7
Experience (gains)/losses on plan liabilities	(1.2)	9.8	7.7
Experience (gains)/losses on plan assets	(2.2)	0.6	4.4
Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Recognized liability for net employee benefit obligations	267.7	268.3	239.7
Present value of defined benefit obligation | Defined benefit retirement plans
Disclosure of net defined benefit liability (asset) [line items]
Recognized liability for net employee benefit obligations	261.2	261.9	233.3
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Recognized liability for net employee benefit obligations	(115.6)	(110.0)	(107.6)
Plan assets | Defined benefit retirement plans
Disclosure of net defined benefit liability (asset) [line items]
Recognized liability for net employee benefit obligations	€ (115.6)	€ (110.0)	€ (107.6)